NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2022
Ifrs Non-Controlling Interest [Abstract]
NON-CONTROLLING INTEREST

28.  NON-CONTROLLING INTEREST

As at December 31, 2022, the non-controlling interest (“NCI”) of the Government of Burkina Faso, which represents a 10% interest in Roxgold SANU S.A. totaled $2.3 million. The loss attributable to the NCI for the year ended December 31, 2022, totaling $7.1 million is based on the net loss for Yaramoko.

As at December 31, 2022, the NCI of the Government of Côte d’Ivoire, which represents a 10% interest in Roxgold Sango S.A. totaled $41.6 million. The loss attributable to the NCI for the year ended December 31, 2022, totaling $0.7 million is based on the net loss for Séguéla.

Summarized statement of financial position

As of December 31, 2022	Yaramoko	Séguéla
Non-controlling interest percentage	10%	10%
Current assets	$54,953	$6,536
Non-current assets	110,617	230,570
Current liabilities	(23,338)	(13,629)
Non-current liabilities	(99,921)	(254,158)
Net assets	$42,311	$(30,681)

Non-controlling interest	$2,309	$41,631

Summarized income statement

For the period ended December 31, 2022	Yaramoko	Séguéla
Revenue	$193,541	$-
Net income (loss) and comprehensive income (loss)	$40,614	$6,964

Summarized cash flows

For the period ended December 31, 2022	Yaramoko	Séguéla
Cash flows provided by operating activities	$83,124	$(710)
Cash flows used in investing activities	$(53,449)	$(124,737)
Cash flows (used in) provided by financing activities	$(32,309)	$121,521